Acquisitions - Transport Logistics Holding (FY) (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets Acquired:
Goodwill			$ 68,368	$ 68,368	$ 68,368
Holdback liability recognized in connection with acquisition				$ 0	$ 98	$ 1,000
Number of operating segments | segment			1	1
TLH
Consideration Transferred:
Cash consideration	$ 5,000
Share consideration	10,126
Total consideration	15,126
Assets Acquired:
Goodwill	14,648
Total assets acquired	$ 15,126
Holdback liability recognized in connection with acquisition		$ 1,000
Share consideration (in shares) | shares	694,540
Share price (in dollars per share) | $ / shares	$ 14.58
TLH | Software technology
Assets Acquired:
Intangibles	$ 249
TLH | Trade name
Assets Acquired:
Intangibles	59
TLH | Customer relationships
Assets Acquired:
Intangibles	$ 170